Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 6 months ended Jun. 30, 2026 - 2023 Share Options [member]	GBP (£) yr shares £ / shares	GBP (£) yr shares $ / shares
Grant Date January 14 2026 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	260.56%	260.56%
Dividend yield	0.00%	0.00%
Risk-free investment rate	3.51%	3.51%
Fair value of option at grant date | £	£ 0.4000	£ 0.4000
Fair value of share at grant date	£ 0.0005
Exercise price at date of grant	£ 0.0004
Lapse date	Jan. 14, 2036	Jan. 14, 2036
Expected option life (years) | yr	1	1
Number of options granted | shares	1,951,153,811	1,951,153,811
Grant Date January 14 2026 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2026	Jan. 14, 2026
Grant Date January 14 2026 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	226.67%	226.67%
Dividend yield	0.00%	0.00%
Risk-free investment rate	3.53%	3.53%
Fair value of option at grant date | £	£ 0.5000	£ 0.5000
Fair value of share at grant date	£ 0.0005
Exercise price at date of grant	£ 0.0004
Lapse date	Jan. 14, 2036	Jan. 14, 2036
Expected option life (years) | yr	2	2
Number of options granted | shares	174,109,121	174,109,121
Grant Date January 14 2026 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2027	Jan. 14, 2027
Grant Date January 14 2026 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	193.02%	193.02%
Dividend yield	0.00%	0.00%
Risk-free investment rate	3.67%	3.67%
Fair value of option at grant date | £	£ 0.5000	£ 0.5000
Fair value of share at grant date | $ / shares		£ 0.0005
Exercise price at date of grant | $ / shares		£ 0.0004
Lapse date	Jan. 14, 2036	Jan. 14, 2036
Expected option life (years) | yr	3.5	3.5
Number of options granted | shares	1,324,308,581	1,324,308,581
Grant Date January 14 2026 Three [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2027	Jan. 14, 2027
Grant Date January 14 2026 Three [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2028	Jan. 14, 2028
Grant Date January 14 2026 Three [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2029	Jan. 14, 2029
Grant Date January 14 2026 Three [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2030	Jan. 14, 2030
Grant Date January 14 2026 Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	226.67%	226.67%
Dividend yield	0.00%	0.00%
Risk-free investment rate	3.53%	3.53%
Fair value of option at grant date | £	£ 0.5000	£ 0.5000
Fair value of share at grant date	£ 0.0005
Exercise price at date of grant	£ 0.0005
Lapse date	Jan. 14, 2036	Jan. 14, 2036
Expected option life (years) | yr	2	2
Number of options granted | shares	313,694,177	313,694,177
Grant Date January 14 2026 Four [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2026	Jan. 14, 2026
Grant Date January 14 2026 Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	175.64%	175.64%
Dividend yield	0.00%	0.00%
Risk-free investment rate	3.78%	3.78%
Fair value of option at grant date | £	£ 0.5000	£ 0.5000
Fair value of share at grant date | $ / shares		£ 0.0005
Exercise price at date of grant | $ / shares		£ 0.0005
Lapse date	Jan. 14, 2036	Jan. 14, 2036
Expected option life (years) | yr	4.5	4.5
Number of options granted | shares	87,871,006	87,871,006
Grant Date January 14 2026 Five [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2027	Jan. 14, 2027
Grant Date January 14 2026 Five [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2028	Jan. 14, 2028
Grant Date January 14 2026 Five [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2029	Jan. 14, 2029
Grant Date January 14 2026 Five [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 14, 2030	Jan. 14, 2030
Grant Date April 15 2026 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	256.68%	256.68%
Dividend yield	0.00%	0.00%
Risk-free investment rate	4.07%	4.07%
Fair value of option at grant date | £	£ 0.2000	£ 0.2000
Fair value of share at grant date	£ 0.0003
Exercise price at date of grant	£ 0.0004
Lapse date	Apr. 15, 2036	Apr. 15, 2036
Expected option life (years) | yr	1	1
Number of options granted | shares	135,525,518	135,525,518
Grant Date April 15 2026 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 15, 2026	Apr. 15, 2026
Grant Date April 15 2026 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	192.85%	192.85%
Dividend yield	0.00%	0.00%
Risk-free investment rate	4.16%	4.16%
Fair value of option at grant date | £	£ 0.3000	£ 0.3000
Fair value of share at grant date | $ / shares		£ 0.0003
Exercise price at date of grant | $ / shares		£ 0.0004
Lapse date	Apr. 15, 2036	Apr. 15, 2036
Expected option life (years) | yr	3.5	3.5
Number of options granted | shares	134,170,264	134,170,264
Grant Date April 15 2026 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 15, 2027	Apr. 15, 2027
Grant Date April 15 2026 Two [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 15, 2028	Apr. 15, 2028
Grant Date April 15 2026 Two [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 15, 2029	Apr. 15, 2029
Grant Date April 15 2026 Two [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 15, 2030	Apr. 15, 2030